UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     August 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $605,317,744

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCELR8 TECHNOLOGY CORP        COM NEW          004304200  2493537  2183471 SH       SOLE                  2183471        0        0
ACCURAY INC                    COM              004397105 25302800  3712810 SH       SOLE                  3712810        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201   465000    75000 SH       SOLE                    75000        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 56455720  2396253 SH       SOLE                  2396253        0        0
AGENUS INC                                      00847G101  5629997  1074427 SH       SOLE                  1074427        0        0
AMARIN CORP PLC                SPONS ADR NEW    023111206  2892000   200000 SH       SOLE                   200000        0        0
BIOGEN IDEC INC                COM              09062X103  1845320    12781 SH       SOLE                    12781        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101  9123190   230500 SH       SOLE                   230500        0        0
DEXCOM INC                     COM              252131107  5979744   461400 SH       SOLE                   461400        0        0
ELAN PLC                       ADR              284131208 52735700  3614510 SH       SOLE                  3614510        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102  9250490  1334847 SH       SOLE                  1334847        0        0
GTX INC DEL                    COM              40052B108 14206368  4035900 SH       SOLE                  4035900        0        0
HANSEN MEDICAL INC             COM              411307101 16150409  7114718 SH       SOLE                  7114718        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108  7796696   565798 SH       SOLE                   565798        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   308000   200000 SH       SOLE                   200000        0        0
MAKO SURGICAL CORP             COM              560879108 32849793  1282694 SH       SOLE                  1282694        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 19022619  1272416 SH       SOLE                  1272416        0        0
METABOLIX INC                  COM              591018809  2162178  1168745 SH       SOLE                  1168745        0        0
NXSTAGE MEDICAL INC            COM              67072V103 19173339  1143994 SH       SOLE                  1143994        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 69481183  1045616 SH       SOLE                  1045616        0        0
OPKO HEALTH INC                COM              68375N103 23263543  5057292 SH       SOLE                  5057292        0        0
QUIDEL CORP                    COM              74838J101 51241346  3267943 SH       SOLE                  3267943        0        0
TENET HEALTHCARE CORP          COM              88033G100 68308739 13036019 SH       SOLE                 13036019        0        0
TESARO INC                                      881569107  2084510   149000 SH       SOLE                   149000        0        0
THORATEC CORP                  COM NEW          885175307 62843593  1871459 SH       SOLE                  1871459        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  6339183  3471688 SH       SOLE                  3471688        0        0
VIVUS INC                      COM              928551100 33363260  1169000 SH       SOLE                  1169000        0        0
WEBMD HEALTH CORP              COM              94770V102  4549487   221818 SH       SOLE                   221818        0        0